Derivative Financial Instruments and Hedge Accounting - Disclosure of Derivative Financial Assets and Liabilities Subject to Offsetting Arrangements (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of derivative financial asset and liabilities offsetting arrangements [line items]
Gross derivative assets	£ 63	£ 54
Gross derivative liabilities	(52)	(39)
Net derivative assets/ liabilities	11	15
Asset position [member]
Disclosure of derivative financial asset and liabilities offsetting arrangements [line items]
Gross Derivative assets	35	52
Gross derivative liabilities	(10)	(34)
Net derivative assets/ liabilities	25	18
Counterparties in a liability position [member]
Disclosure of derivative financial asset and liabilities offsetting arrangements [line items]
Gross derivative assets	28	2
Gross derivative liabilities	(42)	(5)
Net derivative assets/ liabilities	£ (14)	£ (3)